Income Tax Expense - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Expense
Current income tax expense	$ 1,800	$ 17,372	$ 5,556
Deferred income tax (benefit)/charge	(23,983)	(10,044)	3,571
Income tax expense	$ (22,183)	$ 7,328	$ 9,127